Segmented Information (Segment And Geographical Information) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Revenues, Net of Royalties	$ 8,019	$ 5,858	$ 5,160
Production and mineral taxes	133	134	105
Transportation and processing	1,505	1,476	1,231
Operating	735	859	794
Purchased product	1,191	441	349
Operating Cash Flow	4,455	2,948	2,681
Depreciation, depletion and amortization	1,745	1,565	1,956
Asset Impairment Charges		21	4,695
Operating Income (Loss), Total	2,710	1,362	(3,970)
Accretion of asset retirement obligation	52	53	53
Administrative	327	439	392
Interest	654	563	522
Foreign exchange (gain) loss, net	403	325	(107)
(Gain) loss on divestitures	(3,426)	(7)
Other	71	1	1
Non-Operating Expenses	(1,919)	1,374	861
Net Earnings (Loss)	4,629	(12)	(4,831)
Income tax expense (recovery)	1,203	(248)	(2,037)
Net Earnings (Loss)	3,426	236	(2,794)
Net earnings attributable to noncontrolling interest	(34)
Net earnings (loss) attributable to Common Shareholders	3,392	236	(2,794)
Canadian Division [Member]
Segment Reporting Information [Line Items]
Revenues, Net of Royalties	3,310	2,824	2,760
Production and mineral taxes	15	15	9
Transportation and processing	835	756	555
Operating	314	372	352
Operating Cash Flow	2,146	1,681	1,844
Depreciation, depletion and amortization	625	601	748
Asset Impairment Charges			1,822
Operating Income (Loss), Total	1,521	1,080	(726)
USA Division [Member]
Segment Reporting Information [Line Items]
Revenues, Net of Royalties	2,902	2,763	3,365
Production and mineral taxes	118	119	96
Transportation and processing	658	722	652
Operating	354	411	377
Operating Cash Flow	1,772	1,511	2,240
Depreciation, depletion and amortization	992	818	1,102
Asset Impairment Charges			2,842
Operating Income (Loss), Total	780	693	(1,704)
Market Optimization [Member]
Segment Reporting Information [Line Items]
Revenues, Net of Royalties	1,248	512	419
Operating	39	38	48
Purchased product	1,191	441	349
Operating Cash Flow	18	33	22
Depreciation, depletion and amortization	4	12	12
Operating Income (Loss), Total	14	21	10
Corporate & Other [Member]
Segment Reporting Information [Line Items]
Revenues, Net of Royalties	559	(241)	(1,384)
Transportation and processing	12	(2)	24
Operating	28	38	17
Operating Cash Flow	519	(277)	(1,425)
Depreciation, depletion and amortization	124	134	94
Asset Impairment Charges		21	31
Operating Income (Loss), Total	$ 395	$ (432)	$ (1,550)